Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000158764
Shareholder Report [Line Items]
Fund Name	ABR Dynamic Blend Equity & Volatility Fund
Class Name	Institutional
Trading Symbol	ABRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	2.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
AssetsNet	$ 82,961,431
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 626,399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$82,961,431
# of Portfolio Holdings (excluding derivatives)	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$626,399

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	100.0%
Derivative Exposure (% total net assets)
Table Summary
Long Futures Contracts	97.90%

C000158765
Shareholder Report [Line Items]
Fund Name	ABR Dynamic Blend Equity & Volatility Fund
Class Name	Investor
Trading Symbol	ABRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	2.25%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.25%
AssetsNet	$ 82,961,431
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 626,399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$82,961,431
# of Portfolio Holdings (excluding derivatives)	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$626,399

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	100.0%
Derivative Exposure (% total net assets)
Table Summary
Long Futures Contracts	97.90%

C000193875
Shareholder Report [Line Items]
Fund Name	ABR 50/50 Volatility Fund
Class Name	Institutional
Trading Symbol	ABRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	2.50%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.50%
AssetsNet	$ 35,886,334
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 320,286
InvestmentCompanyPortfolioTurnover	642.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$35,886,334
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	642%
Investment Advisory Fees (Net of fees waived)	$320,286

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	74.1%
U.S. Treasury Securities	25.9%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	48.98%
Short Futures Contracts	22.47%

C000193876
Shareholder Report [Line Items]
Fund Name	ABR 50/50 Volatility Fund
Class Name	Investor
Trading Symbol	ABRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$148	2.75%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.75%
AssetsNet	$ 35,886,334
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 320,286
InvestmentCompanyPortfolioTurnover	642.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$35,886,334
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	642%
Investment Advisory Fees (Net of fees waived)	$320,286

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Table Summary
Value	Value
Other Assets & Liabilities, Net	74.1%
U.S. Treasury Securities	25.9%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	48.98%
Short Futures Contracts	22.47%

C000220967
Shareholder Report [Line Items]
Fund Name	ABR 75/25 Volatility Fund
Class Name	Institutional
Trading Symbol	VOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.75%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%
AssetsNet	$ 128,529,721
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 954,361
InvestmentCompanyPortfolioTurnover	638.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$128,529,721
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	638%
Investment Advisory Fees (Net of fees waived)	$954,361

Holdings [Text Block]

Asset Class Weightings

(% total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	87.0%
U.S. Treasury Securities	13.0%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	73.18%
Short Futures Contracts	8.15%

C000220968
Shareholder Report [Line Items]
Fund Name	ABR 75/25 Volatility Fund
Class Name	Investor
Trading Symbol	VOLJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	2.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.00%
AssetsNet	$ 128,529,721
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 954,361
InvestmentCompanyPortfolioTurnover	638.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$128,529,721
# of Portfolio Holdings (excluding derivatives)	6
Portfolio Turnover Rate	638%
Investment Advisory Fees (Net of fees waived)	$954,361

Holdings [Text Block]

Asset Class Weightings

(% total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	87.0%
U.S. Treasury Securities	13.0%

Derivative Exposure

(% total net assets)

Table Summary
Long Futures Contracts	73.18%
Short Futures Contracts	8.15%